UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-5522
RiverSource Sector Series, Inc.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices)      (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: June 30
Date of reporting period: December 31, 2010

Item 1. Reports to Stockholders.
Semiannual Report

Semiannual Report

Columbia
Dividend Opportunity Fund
(formerly known as RiverSource Dividend Opportunity Fund)

Semiannual Report for the Period Ended
December 31, 2010

Columbia Dividend Opportunity Fund seeks to provide shareholders with a high level of current income. Secondary objective is growth of income and capital.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	8

Portfolio of Investments	11

Statement of Assets and Liabilities	22

Statement of Operations	24

Statements of Changes in Net Assets	26

Financial Highlights	29

Notes to Financial Statements	38

Proxy Voting	55

Approval of Investment Management Services Agreement	55

Results of Meeting of Shareholders	56

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Dividend Opportunity Fund (the Fund) Class A shares gained 25.96% (excluding sales charge) for the six months ended December 31, 2010.

>	The Fund outperformed the Russell 1000® Value Index, which increased 21.74% during the same time frame.

>	The Fund also outperformed its peer group, as represented by the Lipper Equity Income Funds Index, which rose 21.88% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended December 31, 2010)

	6 months*	1 year	3 years	5 years	10 years
Columbia Dividend Opportunity Fund Class A (excluding sales charge)	+25.96%	+16.87%	-1.22%	+4.59%	+0.76%

Russell 1000 Value Index(1) (unmanaged)	+21.74%	+15.51%	-4.42%	+1.28%	+3.26%

Lipper Equity Income Funds Index(2) (unmanaged)	+21.88%	+14.04%	-3.01%	+2.15%	+2.86%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

(1)	The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2)	The Lipper Equity Income Funds Index includes the 30 largest equity income funds tracked by Lipper Inc. The index’s returns include net reinvested dividends. The Fund’s performance is currently measured against this index for purposes of determining the performance incentive adjustment.

4  COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at December 31, 2010
						Since
Without sales charge	6 months*	1 year	3 years	5 years	10 years	Inception**
Class A (inception 8/1/88)	+25.96%	+16.87%	-1.22%	+4.59%	+0.76%	N/A

Class B (inception 3/20/95)	+25.30%	+15.74%	-2.03%	+3.79%	-0.02%	N/A

Class C (inception 6/26/00)	+25.32%	+15.94%	-2.00%	+3.79%	-0.02%	N/A

Class I (inception 3/4/04)	+26.31%	+17.29%	-0.82%	+5.02%	N/A	+6.53%

Class R*** (inception 8/01/08)	+25.77%	+16.52%	N/A	N/A	N/A	+5.08%

Class R4 (inception 3/20/95)	+25.97%	+16.98%	-1.02%	+4.86%	+0.96%	N/A

Class R5 (inception 8/01/08)	+26.10%	+17.25%	N/A	N/A	N/A	+5.81%

Class W (inception 12/1/06)	+26.00%	+16.90%	-1.27%	N/A	N/A	+0.97%

Class Z (inception 9/27/10)	N/A	N/A	N/A	N/A	N/A	+9.46%*

With sales charge
Class A (inception 8/1/88)	+18.72%	+10.15%	-3.15%	+3.36%	+0.16%	N/A

Class B (inception 3/20/95)	+20.30%	+10.74%	-2.92%	+3.45%	-0.02%	N/A

Class C (inception 6/26/00)	+24.32%	+14.94%	-2.00%	+3.79%	-0.02%	N/A

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class I, Class R, Class R4, Class R5, Class W and Class Z shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.
**	For classes with less than 10 years performance.
***	Effective September 7, 2010, Class R2 shares were renamed Class R shares.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)

MORNINGSTAR STYLE BOXtm

The Morningstar Style Boxtm is based on the fund’s portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2011 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

6  COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT

PORTFOLIO BREAKDOWN(1) (at December 31, 2010)

Stocks	95.4%

Consumer Discretionary	5.1%

Consumer Staples	10.1%

Energy	13.3%

Financials	11.1%

Health Care	10.3%

Industrials	7.2%

Information Technology	6.2%

Materials	8.3%

Telecommunication Services	13.6%

Utilities	10.2%

Equity-Linked Notes	2.3%

Other(2)	2.3%

(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.
Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at December 31, 2010)

Chevron Corp.	3.7%

AT&T, Inc.	3.4%

Lorillard, Inc.	3.4%

Enbridge, Inc.	2.7%

Philip Morris International, Inc.	2.6%

Pfizer, Inc.	2.6%

Verizon Communications, Inc.	2.5%

El du Pont de Nemours & Co.	2.5%

Bristol-Myers Squibb Co.	2.5%

Merck & Co., Inc.	2.1%

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT  7

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until December 31, 2010.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8  COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	July 1, 2010(a)	Dec. 31, 2010	the period(b)		expense ratio
Class A

Actual(c)	$1,000	$1,259.60	$6.66	(d)	1.17%	(d)

Hypothetical (5% return before expenses)	$1,000	$1,019.31	$5.96	(d)	1.17%	(d)

Class B

Actual(c)	$1,000	$1,253.00	$10.96	(d)	1.93%	(d)

Hypothetical (5% return before expenses)	$1,000	$1,015.48	$9.80	(d)	1.93%	(d)

Class C

Actual(c)	$1,000	$1,253.20	$10.90	(d)	1.92%	(d)

Hypothetical (5% return before expenses)	$1,000	$1,015.53	$9.75	(d)	1.92%	(d)

Class I

Actual(c)	$1,000	$1,263.10	$4.34	(d)	.76%	(d)

Hypothetical (5% return before expenses)	$1,000	$1,021.37	$3.87	(d)	.76%	(d)

Class R

Actual(c)	$1,000	$1,257.70	$8.31	(d)	1.46%	(d)

Hypothetical (5% return before expenses)	$1,000	$1,017.85	$7.43	(d)	1.46%	(d)

Class R4

Actual(c)	$1,000	$1,259.70	$5.87	(d)	1.03%	(d)

Hypothetical (5% return before expenses)	$1,000	$1,020.01	$5.24	(d)	1.03%	(d)

Class R5

Actual(c)	$1,000	$1,261.00	$4.39		.77%

Hypothetical (5% return before expenses)	$1,000	$1,021.32	$3.92		.77%

Class W

Actual(c)	$1,000	$1,260.00	$6.10		1.07%

Hypothetical (5% return before expenses)	$1,000	$1,019.81	$5.45		1.07%

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT  9

Fund Expenses Example (continued)

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	July 1, 2010(a)	Dec. 31, 2010	the period(b)	expense ratio
Class Z

Actual(e)	$1,000	$1,094.60	$2.29	.84%

Hypothetical (5% return before expenses)	$1,000	$1,020.97	$4.28	.84%

(a)	The beginning account values for Class Z are as of September 27, 2010 (when shares became available) for actual expense calculations.
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Actual expenses for Class Z are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 95/365 (to reflect the number of days in the period).
(c)	Based on the actual return for the six months ended December 31, 2010: +25.96% for Class A, +25.30% for Class B, +25.32% for Class C, +26.31% for Class I, +25.77% for Class R, +25.97% for Class R4, +26.10% for Class R5 and +26.00% for Class W.
(d)	Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until August 31, 2011, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.14% for Class A, 1.90% for Class B, 1.90% for Class C, 0.75% for Class I, 1.55% for Class R, 1.05% for Class R4, 0.80% for Class R5, 1.20% for Class W and 0.89% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective September 1, 2010. Had this change been in place for the entire six month period ended December 31, 2010, the actual expenses paid would have been $6.72 for Class A, $11.02 for Class B, $10.96 for Class C, $4.39 for Class I, $8.37 for Class R and $5.92 for Class R4; the hypothetical expenses paid would have been $6.01 for Class A, $9.86 for Class B, $9.80 for Class C, $3.92 for Class I, $7.48 for Class R and $5.30 for Class R4.
(e)	Based on the actual return for the period from September 27, 2010 (when shares became available) to December 31, 2010 of +9.46% for Class Z.

10  COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT

Portfolio of Investments
Columbia Dividend Opportunity Fund
December 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (94.6%)

CONSUMER DISCRETIONARY (4.9%)

Auto Components (0.1%)
Johnson Controls, Inc.	64,575	$2,466,765

Automobiles (0.4%)
Ford Motor Co.(a)	357,096	5,995,642

Distributors (0.5%)
Genuine Parts Co.(b)	183,424	9,416,988

Household Durables (0.1%)
Tupperware Brands Corp.(b)	50,270	2,396,371

Media (2.7%)
Cinemark Holdings, Inc.(b)	585,050	10,086,262
National CineMedia, Inc.(b)	887,660	17,673,311
Regal Entertainment Group, Class A(b)	1,552,626	18,227,829

Total		45,987,402

Specialty Retail (1.1%)
Foot Locker, Inc.(b)	398,470	7,817,981
Limited Brands, Inc.(b)	350,912	10,783,526

Total		18,601,507

TOTAL CONSUMER DISCRETIONARY		84,864,675

CONSUMER STAPLES (10.1%)

Beverages (0.7%)
Diageo PLC, ADR	164,684	12,240,962

Food Products (2.0%)
B&G Foods, Inc., Class A(b)	1,296,103	17,795,494
ConAgra Foods, Inc.	504,347	11,388,155
Kraft Foods, Inc., Class A	167,519	5,278,524

Total		34,462,173

Household Products (0.8%)
Kimberly-Clark Corp.	77,235	4,868,894
Procter & Gamble Co. (The)	137,659	8,855,604

Total		13,724,498

Tobacco (6.6%)
Altria Group, Inc.	541,035	13,320,282
Lorillard, Inc.	692,671	56,840,582
Philip Morris International, Inc.	763,461	44,685,372

Total		114,846,236

TOTAL CONSUMER STAPLES		175,273,869

ENERGY (13.3%)

Energy Equipment & Services (1.9%)
Halliburton Co.	489,167	19,972,689
Schlumberger Ltd.	156,800	13,092,800

Total		33,065,489

Oil, Gas & Consumable Fuels (11.4%)
Alpha Natural Resources, Inc.(a)	68,330	4,101,850
Chevron Corp.	694,735	63,394,569
Crude Carriers Corp.	403,236	6,685,653
Enbridge Energy Management LLC(a)	1	36
Enbridge, Inc.	823,207	46,428,875
ENI SpA	458,667	10,056,490
Kinder Morgan Management LLC(a)(c)	—	2
Royal Dutch Shell PLC, ADR	389,076	25,982,495
Ship Finance International Ltd.(b)	162,861	3,504,769
Spectra Energy Corp.	411,402	10,280,936
Total SA, ADR	287,176	15,358,172
TransCanada Corp.(b)	295,989	11,259,421

Total		197,053,268

TOTAL ENERGY		230,118,757

FINANCIALS (10.6%)

Capital Markets (0.7%)
Franklin Resources, Inc.	72,001	8,007,231
Morgan Stanley	144,082	3,920,471

Total		11,927,702

Commercial Banks (3.5%)
Bank of Montreal	164,741	9,484,139
National Australia Bank Ltd.	657,924	15,931,161
Toronto-Dominion Bank (The)	184,794	13,732,042
U.S. Bancorp	477,856	12,887,776
Wells Fargo & Co.	270,819	8,392,681

Total		60,427,799

Diversified Financial Services (1.5%)
Bank of America Corp.	736,290	9,822,109
JPMorgan Chase & Co.	407,281	17,276,860

Total		27,098,969

See accompanying Notes to Financial Statements.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (cont.)
Insurance (3.1%)
Allstate Corp. (The)	279,942	$8,924,551
Marsh & McLennan Companies, Inc.(b)	148,472	4,059,225
Montpelier Re Holdings Ltd.(b)	397,118	7,918,533
Unitrin, Inc.	108,086	2,652,430
XL Group PLC	1,360,532	29,686,808

Total		53,241,547

Real Estate Investment Trusts (REITs) (1.6%)
ProLogis(b)	678,897	9,803,273
Ventas, Inc.(b)	54,475	2,858,848
Weyerhaeuser Co.(b)	792,541	15,002,801

Total		27,664,922

Thrifts & Mortgage Finance (0.2%)
Capitol Federal Financial, Inc. Conversion	327,515	3,900,700

TOTAL FINANCIALS		184,261,639

HEALTH CARE (10.3%)

Pharmaceuticals (10.3%)
Abbott Laboratories	215,419	10,320,724
Bristol-Myers Squibb Co.(b)	1,584,810	41,965,769
Eli Lilly & Co.(b)	232,981	8,163,654
Johnson & Johnson	190,950	11,810,258
Merck & Co., Inc.	981,341	35,367,529
Novartis AG, ADR(b)	176,692	10,415,993
Pfizer, Inc.	2,524,709	44,207,655
Valeant Pharmaceuticals International, Inc.	461,933	13,068,085
Warner Chilcott PLC, Class A(b)	167,634	3,781,823

Total		179,101,490

TOTAL HEALTH CARE		179,101,490

INDUSTRIALS (7.2%)

Aerospace & Defense (1.0%)
Honeywell International, Inc.	328,863	17,482,357

Commercial Services & Supplies (2.1%)
Deluxe Corp.(b)	405,472	9,333,965
Pitney Bowes, Inc.(b)	652,561	15,778,925
RR Donnelley & Sons Co.	391,177	6,833,862
Waste Management, Inc.(b)	152,849	5,635,543

Total		37,582,295

Electrical Equipment (1.0%)
Hubbell, Inc., Class B	280,106	16,842,774

Machinery (2.1%)
Caterpillar, Inc.	304,322	28,502,799
Harsco Corp.(b)	279,616	7,918,725

Total		36,421,524

Road & Rail (0.3%)
Heartland Express, Inc.(b)	301,329	4,827,290

Trading Companies & Distributors (0.7%)
Fly Leasing Ltd., ADR	852,174	11,640,697

TOTAL INDUSTRIALS		124,796,937

INFORMATION TECHNOLOGY (6.1%)

Communications Equipment (0.4%)
Nokia OYJ, ADR(b)	760,672	7,850,135

IT Services (0.5%)
Paychex, Inc.	299,801	9,266,849

Semiconductors & Semiconductor Equipment (5.2%)
Intel Corp.	1,247,059	26,225,651
LSI Corp.(a)	1,110,356	6,651,032
Maxim Integrated Products, Inc.(b)	648,444	15,316,247
Microchip Technology, Inc.(b)	875,744	29,959,202
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	913,238	11,452,005

Total		89,604,137

TOTAL INFORMATION TECHNOLOGY		106,721,121

MATERIALS (8.3%)

Chemicals (5.0%)
Air Products & Chemicals, Inc.	129,204	11,751,104
Dow Chemical Co. (The)	249,796	8,528,035
Eastman Chemical Co.(b)	177,359	14,912,345
EI du Pont de Nemours & Co.	849,069	42,351,562
Olin Corp.(b)	425,680	8,734,953

Total		86,277,999

Containers & Packaging (0.9%)
Packaging Corp. of America	612,691	15,831,936

Metals & Mining (1.8%)
Compass Minerals International, Inc.(b)	96,271	8,594,112
Nucor Corp.(b)	154,346	6,763,442
Rio Tinto PLC, ADR(b)	113,208	8,112,485
Southern Copper Corp.	148,139	7,220,295

Total		30,690,334

See accompanying Notes to Financial Statements.

12  COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (cont.)
Paper & Forest Products (0.6%)
MeadWestvaco Corp.	400,350	$10,473,156

TOTAL MATERIALS		143,273,425

TELECOMMUNICATION SERVICES (13.6%)

Diversified Telecommunication Services (12.9%)
AT&T, Inc.	1,961,346	57,624,345
BT Group PLC	3,554,121	10,019,836
CenturyLink, Inc.(b)	587,853	27,141,173
Deutsche Telekom AG, ADR	498,044	6,372,473
Frontier Communications Corp.(b)	1,610,190	15,667,149
Qwest Communications International, Inc.	3,577,281	27,223,108
Telefonica SA ADR(b)	76,611	5,241,725
Telefonos de Mexico SAB de CV, ADR, Series L(b)	634,924	10,247,673
Telstra Corp., Ltd.	3,280,800	9,352,060
Verizon Communications, Inc.(b)	1,199,443	42,916,071
Windstream Corp.(b)	864,325	12,048,691

Total		223,854,304

Wireless Telecommunication Services (0.7%)
Vodafone Group PLC, ADR(b)	430,177	11,369,578

TOTAL TELECOMMUNICATION SERVICES		235,223,882

UTILITIES (10.2%)

Electric Utilities (4.4%)
American Electric Power Co., Inc.	257,262	9,256,287
Duke Energy Corp.(b)	787,407	14,023,718
Pepco Holdings, Inc.(b)	558,163	10,186,475
Pinnacle West Capital Corp.	239,712	9,936,062
PPL Corp.	301,712	7,941,060
Progress Energy, Inc.	312,579	13,590,935
Southern Co.(b)	229,852	8,787,242
UIL Holdings Corp.(b)	107,167	3,210,723

Total		76,932,502

Gas Utilities (1.4%)
Nicor, Inc.	482,800	24,101,376

Multi-Utilities (4.4%)
Ameren Corp.(b)	179,739	5,066,843
CH Energy Group, Inc.(b)	93,663	4,579,184
Consolidated Edison, Inc.(b)	290,869	14,418,376
Dominion Resources, Inc.	92,894	3,968,432
DTE Energy Co.	200,569	9,089,787
National Grid PLC	1,292,362	11,143,953
NiSource, Inc.(b)	316,818	5,582,333
NSTAR	67,800	2,860,482
Public Service Enterprise Group, Inc.	182,379	5,801,476
Sempra Energy	89,805	4,712,966
Xcel Energy, Inc.(b)	345,007	8,124,915

Total		75,348,747

TOTAL UTILITIES		176,382,625

Total Common Stocks
(Cost: $1,484,537,771)		$1,640,018,420

Convertible Preferred Stocks (0.7%)

CONSUMER DISCRETIONARY (0.2%)

Automobiles (0.2%)
General Motors Co., 4.750%	78,568	$4,251,315

TOTAL CONSUMER DISCRETIONARY		4,251,315

FINANCIALS (0.5%)

Insurance (0.5%)
XL Group PLC, 10.750%(b)	250,000	7,790,000

TOTAL FINANCIALS		7,790,000

Total Convertible Preferred Stocks
(Cost: $10,263,390)		$12,041,315

	Coupon	Principal
Issuer	Rate	Amount	Value

Equity-Linked Notes (2.3%)

Deutsche Bank AG PERQS Senior Unsecured(d)
03/11/11	4.800%	$1,800,000	$23,308,200
Morgan Stanley & Co., Inc. PERQS(d)
03/08/11	11.750%	273,973	15,778,105

Total Equity-Linked Notes
(Cost: $34,233,484)			$39,086,305

See accompanying Notes to Financial Statements.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

	Shares	Value

Money Market Fund (2.3%)

Columbia Short-Term Cash Fund, 0.229%(e)(f)	40,330,238	$40,330,238

Total Money Market Fund
(Cost: $40,330,238)		$40,330,238

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (19.5%)

Asset-Backed Commercial Paper (1.9%)
Ebbets Funding LLC
01/10/11	0.500%	$4,997,847	$4,997,847
Grampian Funding LLC
01/13/11	0.280%	6,998,312	6,998,312
Royal Park Investments Funding Corp.
03/08/11	0.410%	9,990,434	9,990,434
Starbird Funding Corp.
01/03/11	0.150%	9,999,875	9,999,875

Total			31,986,468

Certificates of Deposit (10.7%)
Bank of Nova Scotia
05/12/11	0.280%	12,000,000	12,000,000
Banque et Caisse d’Epargne de l’Etat
02/16/11	0.305%	9,992,212	9,992,212
Barclays Bank PLC
02/23/11	0.380%	5,000,000	5,000,000
Canadian Imperial Bank
04/07/11	0.300%	5,000,000	5,000,000
Credit Agricole
04/21/11	0.400%	8,000,197	8,000,197
Credit Industrial et Commercial
03/07/11	0.400%	10,000,000	10,000,000
Credit Suisse
04/15/11	0.300%	5,000,000	5,000,000
DZ Bank AG
01/18/11	0.330%	3,000,000	3,000,000
Development Bank of Singapore Ltd.
02/09/11	0.300%	10,000,000	10,000,000
KBC Bank NV
01/24/11	0.450%	5,000,000	5,000,000
La Banque Postale
02/17/11	0.365%	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp.
02/22/11	0.320%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
02/04/11	0.330%	5,000,000	5,000,000
National Australia Bank Ltd.
03/17/11	0.311%	5,000,000	5,000,000
National Bank of Canada
03/21/11	0.400%	7,000,000	7,000,000
Natixis
01/03/11	0.180%	2,000,000	2,000,000
03/07/11	0.440%	10,000,000	10,000,000
Norinchukin Bank
01/25/11	0.330%	5,000,000	5,000,000
02/08/11	0.330%	4,000,000	4,000,000
02/14/11	0.330%	3,000,000	3,000,000
Nykredit Bank
01/20/11	0.520%	5,000,000	5,000,000
Pohjola Bank PLC
03/16/11	0.660%	3,000,000	3,000,000
Rabobank Group
04/27/11	0.311%	10,000,000	10,000,000
Societe Generale
02/01/11	0.315%	9,000,000	9,000,000
Sumitomo Mitsui Banking Corp.
01/12/11	0.300%	10,000,000	10,000,000
Sumitomo Trust & Banking Co., Ltd.
02/04/11	0.400%	5,000,000	5,000,000
04/21/11	0.510%	5,000,000	5,000,000
Union Bank of Switzerland
04/18/11	0.341%	5,000,000	5,000,000
Westpac Banking Corp.
05/09/11	0.290%	10,000,000	10,000,000

Total			185,992,409

Commercial Paper (1.1%)
ASB Finance Limited
05/03/11	0.391%	7,984,920	7,984,920
General Electric Capital Corp.
01/03/11	0.150%	2,999,963	2,999,963
Macquarie Bank Ltd.
01/04/11	0.370%	7,994,984	7,994,984

Total			18,979,867

Other Short-Term Obligations (0.2%)
Goldman Sachs Group, Inc. (The)
01/14/11	0.350%	3,000,000	3,000,000

Total			3,000,000

See accompanying Notes to Financial Statements.

14  COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (5.6%)
Barclays Capital, Inc. dated 10/13/10, matures 01/31/11, repurchase price $15,003,875(g)
	0.300%	$15,000,000	$15,000,000
Citigroup Global Markets, Inc. dated 12/31/10, matures 01/03/11, repurchase price $20,000,267(g)
	0.160%	20,000,000	20,000,000
Goldman Sachs & Co. dated 12/31/10, matures 01/03/11, repurchase price $17,678,519(g)
	0.170%	17,678,268	17,678,268
Mizuho Securities USA, Inc. dated 12/31/10, matures 01/03/11, repurchase price $40,001,667(g)
	0.500%	40,000,000	40,000,000
Morgan Stanley dated 04/15/10, matures 01/31/11, repurchase price $5,001,507(g)
	0.350%	5,000,000	5,000,000

Total			97,678,268

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $337,637,012)			$337,637,012

Total Investments
(Cost: $1,907,001,895)			$2,069,113,290
Other Assets & Liabilities, Net			(336,178,149)

Net Assets			$1,732,935,141

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At December 31, 2010, security was partially or fully on loan.

(c)	Represents fractional shares.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the value of these securities amounted to $39,086,305 or 2.26% of net assets.

(e)	Investments in affiliates during the period ended December 31, 2010:

			Sales Cost/
	Beginning	Purchase	Proceeds	Realized	Ending	Dividends or
Issuer	Cost	Cost	from Sales	Gain/Loss	Cost	Interest Income	Value
Columbia Short-Term Cash Fund	$33,579,100	$337,131,021	$(330,379,883)	$—	$40,330,238	$31,092	$40,330,238

(f)	The rate shown is the seven-day current annualized yield at December 31, 2010.

See accompanying Notes to Financial Statements.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Barclays Capital, Inc. (0.300%)
Security description	Value
Arabella Ltd	$75,595
Archer Daniels	777,702
ASB Finance Ltd	921,365
Banco Bilbao Vizcaya	2,487,184
Banco Bilbao Vizcaya Argentaria/New York NY	36,779
BP Capital Markets	462,219
BPCE	332,312
Central American Bank	2,880
Commonwealth Bank of Australia	467,902
Credit Agricole NA	767
Danske Corp	1,151,117
Electricite De France	1,906,146
European Investment Bank	2,564,769
Gdz Suez	395,932
Golden Funding Corp	27,257
Ing (US) Funding LLC	119
Natexis Banques	296,006
Nationwide Building	1,845,392
Natixis NY	143,999
Natixis US Finance Co	2,400
Prudential PLC	556,711
Silver Tower US Fund	7,200
Skandin Ens Banken	72,055
Societe Gen No Amer	1,199,390
Societe Generale NY	15,600
UBS Ag Stamford	1,202

Total market value of collateral securities	$15,750,000

See accompanying Notes to Financial Statements.

16  COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

Citigroup Global Markets, Inc. (0.160%)
Security description	Value
Fannie Mae Benchmark REMIC	$99,358
Fannie Mae REMICS	6,719,966
Fannie Mae Whole Loan	170,951
Fannie Mae-Aces	13,053
Freddie Mac Reference REMIC	465,645
Freddie Mac REMICS	10,266,520
Government National Mortgage Association	2,664,507

Total market value of collateral securities	$20,400,000

Goldman Sachs & Co. (0.170%)
Security description	Value
Government National Mortgage Association	$18,031,834

Total market value of collateral securities	$18,031,834

Mizuho Securities USA, Inc. (0.500%)
Security description	Value
Fannie Mae Grantor Trust	$19,754
Fannie Mae Pool	16,598,202
Fannie Mae REMICS	1,712,950
Fannie Mae Whole Loan	46,537
Federal Farm Credit Bank	26,657
Federal Home Loan Banks	691,618
Federal Home Loan Mortgage Corp	106,518
FHLMC Structured Pass Through Securities	100,887
Freddie Mac Gold Pool	8,697,373
Freddie Mac Non Gold Pool	1,031,981
Freddie Mac REMICS	1,917,596
Ginnie Mae II Pool	1,404,152
Government National Mortgage Association	2,604,578
United States Treasury Note/Bond	5,841,197

Total market value of collateral securities	$40,800,000

See accompanying Notes to Financial Statements.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Morgan Stanley (0.350%)
Security description	Value
Can Ast & Can Ltd	$49,716
Federal Home Loan Banks	643,323
Federal Home Loan Mortgage Corp	2,772,000
Google	1,660,608
Starbird Funding Corp	23,979

Total market value of collateral securities	$5,149,626

Abbreviation Legend

ADR	American Depositary Receipt
PERQS	Performance Equity-Linked Redemption Quarterly-Pay Securities

See accompanying Notes to Financial Statements.

18  COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

See accompanying Notes to Financial Statements.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT  19

Portfolio of Investments (continued)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Fair value at December 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$84,864,675	$—	$—	$84,864,675
Consumer Staples	175,273,869	—	—	175,273,869
Energy	220,062,267	10,056,490	—	230,118,757
Financials	168,330,478	15,931,161	—	184,261,639
Health Care	179,101,490	—	—	179,101,490
Industrials	124,796,937	—	—	124,796,937
Information Technology	106,721,121	—	—	106,721,121
Materials	143,273,425	—	—	143,273,425
Telecommunication Services	215,851,986	19,371,896	—	235,223,882
Utilities	165,238,672	11,143,953	—	176,382,625
Convertible Preferred Stocks
Consumer Discretionary	—	4,251,315	—	4,251,315
Financials	—	7,790,000	—	7,790,000

Total Equity Securities	1,583,514,920	68,544,815	—	1,652,059,735

Other
Equity-Linked Notes	—	39,086,305	—	39,086,305
Affiliated Money Market Fund(c)	40,330,238	—	—	40,330,238
Investments of Cash Collateral Received for Securities on Loan	—	337,637,012	—	337,637,012

Total Other	40,330,238	376,723,317	—	417,053,555

Total	$1,623,845,158	$445,268,132	$—	$2,069,113,290

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

See accompanying Notes to Financial Statements.

20  COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT

Fair Value Measurements (continued)

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at December 31, 2010.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT  21

Statement of Assets and Liabilities
December 31, 2010 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers* (identified cost $1,529,034,645)	$1,691,146,040
Affiliated issuers (identified cost $40,330,238)	40,330,238
Investment of cash collateral received for securities on loan (identified cost $337,637,012)	337,637,012

Total investments (identified cost $1,907,001,895)	2,069,113,290
Cash	216,903
Receivable for:
Capital shares sold	2,818,090
Investments sold	3,258,106
Dividends	3,565,529
Interest	57,234
Reclaims	17,854

Total assets	2,079,047,006

Liabilities
Due upon return of securities on loan	337,637,012
Payable for:
Investments purchased	7,186,423
Capital shares purchased	1,092,579
Investment management fees	27,577
Distribution fees	12,146
Transfer agent fees	24,345
Administration fees	2,576
Plan administration fees	1,316
Other expenses	127,891

Total liabilities	346,111,865

Net assets applicable to outstanding capital stock	$1,732,935,141

22  COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT

Represented by
Paid-in capital	$2,113,640,754
Undistributed net investment income	6,676,582
Accumulated net realized loss	(549,493,316)
Unrealized appreciation (depreciation) on:
Investments	162,111,395
Foreign currency translations	(274)

Total — representing net assets applicable to outstanding capital stock	$1,732,935,141

*Value of securities on loan	$329,062,542

Net assets
Class A	$1,379,119,800
Class B	$61,411,378
Class C	$32,053,584
Class I	$188,905,505
Class R	$304,001
Class R4	$3,561,048
Class R5	$17,818,439
Class W	$22,334,028
Class Z	$27,427,358
Shares outstanding
Class A	177,147,195
Class B	7,939,910
Class C	4,161,939
Class I	24,202,378
Class R	38,981
Class R4	456,111
Class R5	2,281,140
Class W	2,864,366
Class Z	3,514,348
Net asset value per share
Class A(a)	$7.79
Class B	$7.73
Class C	$7.70
Class I	$7.81
Class R	$7.80
Class R4	$7.81
Class R5	$7.81
Class W	$7.80
Class Z	$7.80

(a)	The maximum offering price per share for Class A is $8.27. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT  23

Statement of Operations
Six months ended December 31, 2010 (Unaudited)

Net investment income
Income:
Dividends	$43,791,517
Interest	58,278
Dividends from affiliates	31,092
Income from securities lending — net	531,333
Foreign taxes withheld	(686,956)

Total income	43,725,264

Expenses:
Investment management fees	4,746,577
Distribution fees
Class A	1,391,793
Class B	302,199
Class C	129,958
Class R	663
Class R3	2
Class W	3,345
Transfer agent fees
Class A	881,509
Class B	52,154
Class C	21,119
Class R	164
Class R3	1
Class R4	267
Class R5	292
Class W	1,219
Class Z	2,870
Administration fees	388,717
Plan administration fees
Class R	98
Class R3	2
Class R4	2,784
Compensation of board members	16,767
Custodian fees	11,510
Printing and postage fees	48,600
Registration fees	118,480
Professional fees	22,461
Other	31,223

Total expenses	8,174,774
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(66,343)

Total net expenses	8,108,431

Net investment income	35,616,833

24  COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$27,517,763
Foreign currency transactions	48,597
Forward foreign currency exchange contracts	30,143

Net realized gain	27,596,503
Net change in unrealized appreciation (depreciation) on:
Investments	246,121,997
Foreign currency translations	(15,561)

Net change in unrealized appreciation	246,106,436

Net realized and unrealized gain	273,702,939

Net increase in net assets resulting from operations	$309,319,772

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT  25

Statements of Changes in Net Assets

	Six months ended	Year ended
	December 31, 2010	June 30, 2010
	(Unaudited)
Change in net assets resulting from operations
Net investment income	$35,616,833	$42,539,922
Net realized gain (loss)	27,596,503	(38,198,736)
Net change in unrealized appreciation	246,106,436	182,612,833

Net increase in net assets resulting from operations	309,319,772	186,954,019

Distributions to shareholders from:
Net investment income
Class A	(23,559,493)	(36,972,037)
Class B	(945,549)	(2,385,309)
Class C	(472,431)	(659,101)
Class I	(4,142,802)	(7,816,553)
Class R	(5,406)	(1,594)
Class R3	—	(168)
Class R4	(49,808)	(24,292)
Class R5	(196,151)	(18,218)
Class W	(144,820)	(150)
Class Z	(236,613)	—

Total distributions to shareholders	(29,753,073)	(47,877,422)

Increase (decrease) in net assets from capital share transactions	312,331,471	(57,562,874)

Total increase in net assets	591,898,170	81,513,723
Net assets at beginning of period	1,141,036,971	1,059,523,248

Net assets at end of period	$1,732,935,141	$1,141,036,971

Undistributed net investment income	$6,676,582	$812,822

The accompanying Notes to Financial Statements are an integral part of this statement.

26  COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT

	Six months ended
	December 31, 2010		Year ended
	(Unaudited)		June 30, 2010
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions	48,079,805	354,739,859	23,353,290	157,710,577
Conversions from Class B	2,649,586	18,070,410	4,248,985	25,876,806
Distributions reinvested	2,772,780	20,621,397	5,081,914	34,216,977
Redemptions	(16,321,167)	(117,609,372)	(35,015,297)	(232,561,323)

Net increase (decrease)	37,181,004	275,822,294	(2,331,108)	(14,756,963)

Class B shares
Subscriptions	686,753	4,895,822	1,594,059	10,595,310
Distributions reinvested	122,199	899,787	340,535	2,276,984
Conversions to Class A	(2,669,154)	(18,070,410)	(4,284,158)	(25,876,806)
Redemptions	(1,071,351)	(7,529,912)	(3,377,532)	(22,159,169)

Net decrease	(2,931,553)	(19,804,713)	(5,727,096)	(35,163,681)

Class C shares
Subscriptions	1,054,141	7,691,710	1,237,051	8,276,451
Distributions reinvested	51,561	378,767	84,988	567,193
Redemptions	(361,997)	(2,554,337)	(576,761)	(3,801,810)

Net increase	743,705	5,516,140	745,278	5,041,834

Class I shares
Subscriptions	242,329	1,735,318	1,610,641	10,954,071
Distributions reinvested	558,414	4,142,555	1,158,749	7,816,109
Redemptions	(2,796,406)	(20,845,028)	(5,008,852)	(33,633,482)

Net decrease	(1,995,663)	(14,967,155)	(2,239,462)	(14,863,302)

Class R shares
Subscriptions	8,202	56,220	30,476	215,643
Distributions reinvested	133	984	—	—
Redemptions	(423)	(3,137)	(60)	(425)

Net increase	7,912	54,067	30,416	215,218

Class R3 shares
Subscriptions	—	—	—	—
Redemptions	(653)	(4,419)	—	—

Net increase (decrease)	(653)	(4,419)	—	—

Class R4 shares
Subscriptions	301,856	2,254,749	146,824	940,655
Distributions reinvested	6,639	49,808	3,602	24,292
Redemptions	(82,434)	(612,803)	(8,106)	(53,283)

Net increase	226,061	1,691,754	142,320	911,664

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT  27

Statements of Changes in Net Assets (continued)

	Six months ended
	December 31, 2010		Year ended
	(Unaudited)		June 30, 2010
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	2,260,760	16,912,015	159,578	1,101,336
Distributions reinvested	3,791	28,263	2,232	15,349
Redemptions	(136,365)	(1,055,817)	(9,509)	(64,329)

Net increase	2,128,186	15,884,461	152,301	1,052,356

Class W shares
Subscriptions	2,908,701	21,943,551	—	—
Distributions reinvested	18,723	144,732	—	—
Redemptions	(63,626)	(492,959)	—	—

Net increase	2,863,798	21,595,324	—	—

Class Z shares
Subscriptions	3,509,266	26,504,398	—	—
Distributions reinvested	6,621	51,247	—	—
Redemptions	(1,539)	(11,927)	—	—

Net increase	3,514,348	26,543,718	—	—

Total net increase (decrease)	41,737,145	312,331,471	(9,227,351)	(57,562,874)

The accompanying Notes to Financial Statements are an integral part of this statement.

28  COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months
	ended
	Dec. 31,		Year ended June 30,
	2010		2010	2009	2008	2007	2006
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$6.31		$5.58	$7.72	$9.65	$7.83	$7.30

Income from investment operations:
Net investment income	.18		.23	.25	.30	.26	.25
Net realized and unrealized gain (loss) on investments	1.45		.76	(2.10)	(1.96)	1.81	.50

Total from investment operations	1.63		.99	(1.85)	(1.66)	2.07	.75

Less distributions to shareholders from:
Net investment income	(.15)		(.26)	(.29)	(.27)	(.25)	(.22)

Net asset value, end of period	$7.79		$6.31	$5.58	$7.72	$9.65	$7.83

Total return	25.96%		17.60%	(23.98% )	(17.46% )	26.66%	10.34%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.18%	(b)	1.20%	1.13%	1.11%	1.15%	1.16%

Net expenses after fees waived or expenses reimbursed(c)	1.17%	(b)	1.16%	1.03%	1.11%	1.15%	1.16%

Net investment income	5.04%	(b)	3.51%	4.23%	3.31%	3.15%	3.27%

Supplemental data
Net assets, end of period (in thousands)	$1,379,120		$883,208	$793,421	$1,166,836	$1,452,871	$906,971

Portfolio turnover	14%		23%	21%	20%	17%	19%

See accompanying Notes to Financial Highlights.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT  29

Financial Highlights (continued)

	Six months
	ended
	Dec. 31,		Year ended June 30,
	2010		2010	2009	2008	2007	2006
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$6.27		$5.54	$7.67	$9.59	$7.78	$7.25

Income from investment operations:
Net investment income	.16		.18	.21	.22	.19	.19
Net realized and unrealized gain (loss) on investments	1.42		.76	(2.10)	(1.94)	1.80	.50

Total from investment operations	1.58		.94	(1.89)	(1.72)	1.99	.69

Less distributions to shareholders from:
Net investment income	(.12)		(.21)	(.24)	(.20)	(.18)	(.16)

Net asset value, end of period	$7.73		$6.27	$5.54	$7.67	$9.59	$7.78

Total return	25.30%		16.79%	(24.60% )	(18.15% )	25.76%	9.55%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.94%	(b)	1.96%	1.89%	1.87%	1.91%	1.93%

Net expenses after fees waived or expenses reimbursed(c)	1.93%	(b)	1.92%	1.79%	1.87%	1.91%	1.93%

Net investment income	4.59%	(b)	2.73%	3.45%	2.48%	2.38%	2.50%

Supplemental data
Net assets, end of period (in thousands)	$61,411		$68,145	$91,922	$171,163	$303,235	$274,505

Portfolio turnover	14%		23%	21%	20%	17%	19%

See accompanying Notes to Financial Highlights.

30  COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT

	Six months
	ended
	Dec. 31,		Year ended June 30,
	2010		2010	2009	2008	2007	2006
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$6.25		$5.53	$7.65	$9.57	$7.77	$7.25

Income from investment operations:
Net investment income	.15		.18	.20	.23	.19	.18
Net realized and unrealized gain (loss) on investments	1.43		.76	(2.07)	(1.95)	1.79	.50

Total from investment operations	1.58		.94	(1.87)	(1.72)	1.98	.68

Less distributions to shareholders from:
Net investment income	(.13)		(.22)	(.25)	(.20)	(.18)	(.16)

Net asset value, end of period	$7.70		$6.25	$5.53	$7.65	$9.57	$7.77

Total return	25.32%		16.77%	(24.51% )	(18.15% )	25.74%	9.47%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.93%	(b)	1.95%	1.88%	1.87%	1.91%	1.92%

Net expenses after fees waived or expenses reimbursed(c)	1.92%	(b)	1.91%	1.78%	1.87%	1.91%	1.92%

Net investment income	4.32%	(b)	2.77%	3.46%	2.56%	2.40%	2.50%

Supplemental data
Net assets, end of period (in thousands)	$32,054		$21,354	$14,770	$21,336	$25,822	$14,575

Portfolio turnover	14%		23%	21%	20%	17%	19%

See accompanying Notes to Financial Highlights.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT  31

Financial Highlights (continued)

	Six months
	ended
	Dec. 31,		Year ended June 30,
	2010		2010	2009	2008	2007	2006
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$6.32		$5.59	$7.73	$9.67	$7.85	$7.32

Income from investment operations:
Net investment income	.20		.26	.27	.33	.30	.27
Net realized and unrealized gain (loss) on investments	1.45		.76	(2.10)	(1.97)	1.80	.51

Total from investment operations	1.65		1.02	(1.83)	(1.64)	2.10	.78

Less distributions to shareholders from:
Net investment income	(.16)		(.29)	(.31)	(.30)	(.28)	(.25)

Net asset value, end of period	$7.81		$6.32	$5.59	$7.73	$9.67	$7.85

Total return	26.31%		18.06%	(23.66% )	(17.19% )	27.07%	10.78%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.77%	(b)	0.75%	0.66%	0.72%	0.76%	0.78%

Net expenses after fees waived or expenses reimbursed(c)	0.76%	(b)	0.72%	0.66%	0.72%	0.76%	0.78%

Net investment income	5.56%	(b)	3.94%	4.60%	3.70%	3.58%	3.52%

Supplemental data
Net assets, end of period (in thousands)	$188,906		$165,701	$158,905	$196,678	$241,945	$45,886

Portfolio turnover	14%		23%	21%	20%	17%	19%

See accompanying Notes to Financial Highlights.

32  COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT

	Six months
	ended
	Dec. 31,		Year ended June 30,
	2010		2010	2009(d)
	(Unaudited)
Class R(e)
Per share data
Net asset value, beginning of period	$6.32		$5.59	$7.67

Income from investment operations:
Net investment income	.17		.25	.23
Net realized and unrealized gain (loss) on investments	1.45		.72	(2.03)

Total from investment operations	1.62		.97	(1.80)

Less distributions to shareholders from:
Net investment income	(.14)		(.24)	(.28)

Net asset value, end of period	$7.80		$6.32	$5.59

Total return	25.77%		17.19%	(23.53%	)

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.47%	(b)	1.58%	1.46%	(b)

Net expenses after fees waived or expenses reimbursed(c)	1.46%	(b)	1.51%	1.33%	(b)

Net investment income	4.69%	(b)	3.76%	4.23%	(b)

Supplemental data
Net assets, end of period (in thousands)	$304		$196	$4

Portfolio turnover	14%		23%	21%

See accompanying Notes to Financial Highlights.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT  33

Financial Highlights (continued)

	Six months
	ended
	Dec. 31,		Year ended June 30,
	2010		2010	2009	2008	2007	2006
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$6.33		$5.59	$7.74	$9.67	$7.85	$7.32

Income from investment operations:
Net investment income	.18		.24	.27	.33	.27	.26
Net realized and unrealized gain (loss) on investments	1.45		.77	(2.11)	(1.95)	1.81	.50

Total from investment operations	1.63		1.01	(1.84)	(1.62)	2.08	.76

Less distributions to shareholders from:
Net investment income	(.15)		(.27)	(.31)	(.31)	(.26)	(.23)

Net asset value, end of period	$7.81		$6.33	$5.59	$7.74	$9.67	$7.85

Total return	25.97%		17.90%	(23.86% )	(17.00% )	26.75%	10.56%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.04%	(b)	1.06%	0.96%	1.02%	1.03%	0.99%

Net expenses after fees waived or expenses reimbursed(c)	1.03%	(b)	1.02%	0.75%	0.76%	1.02%	0.99%

Net investment income	5.06%	(b)	3.65%	4.50%	3.62%	3.29%	3.37%

Supplemental data
Net assets, end of period (in thousands)	$3,561		$1,456	$490	$884	$1,328	$904

Portfolio turnover	14%		23%	21%	20%	17%	19%

See accompanying Notes to Financial Highlights.

34  COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT

	Six months
	ended
	Dec. 31,		Year ended June 30,
	2010		2010	2009(d)
	(Unaudited)
Class R5
Per share data
Net asset value, beginning of period	$6.33		$5.59	$7.67

Income from investment operations:
Net investment income	.18		.28	.26
Net realized and unrealized gain (loss) on investments	1.46		.75	(2.03)

Total from investment operations	1.64		1.03	(1.77)

Less distributions to shareholders from:
Net investment income	(.16)		(.29)	(.31)

Net asset value, end of period	$7.81		$6.33	$5.59

Total return	26.10%		18.20%	(23.10%	)

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.77%	(b)	0.82%	0.72%	(b)

Net expenses after fees waived or expenses reimbursed(c)	0.77%	(b)	0.78%	0.72%	(b)

Net investment income	4.87%	(b)	4.05%	4.85%	(b)

Supplemental data
Net assets, end of period (in thousands)	$17,818		$968	$4

Portfolio turnover	14%		23%	21%

See accompanying Notes to Financial Highlights.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT  35

Financial Highlights (continued)

	Six months
	ended
	Dec. 31,		Year ended June 30,
	2010		2010	2009	2008	2007(f)
	(Unaudited)
Class W
Per share data
Net asset value, beginning of period	$6.32		$5.59	$7.73	$9.67	$8.80

Income from investment operations:
Net investment income	.17		.23	.25	.29	.25
Net realized and unrealized gain on investments	1.46		.76	(2.10)	(1.97)	.81

Total from investment operations	1.63		.99	(1.85)	(1.68)	1.06

Less distributions to shareholders from:
Net investment income	(.15)		(.26)	(.29)	(.26)	(.19)

Net asset value, end of period	$7.80		$6.32	$5.59	$7.73	$9.67

Total return	26.00%		17.55%	(24.01% )	(17.58% )	12.15%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.07%	(b)	1.18%	1.09%	1.16%	1.19%	(b)

Net expenses after fees waived or expenses reimbursed(c)	1.07%	(b)	1.18%	1.09%	1.16%	1.19%	(b)

Net investment income	4.62%	(b)	3.49%	4.18%	3.27%	2.97%	(b)

Supplemental data
Net assets, end of period (in thousands)	$22,334		$4	$3	$4	$5

Portfolio turnover	14%		23%	21%	20%	17%

See accompanying Notes to Financial Highlights.

36  COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT

	Six months
	ended
	Dec. 31,
	2010
	(Unaudited)(g)
Class Z
Per share data
Net asset value, beginning of period	$7.20

Income from investment operations:
Net investment income	.09
Net realized and unrealized gain on investments	.59

Total from investment operations	.68

Less distributions to shareholders from:
Net investment income	(.08)

Net asset value, end of period	$7.80

Total return	9.46%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.84%	(b)

Net expenses after fees waived or expenses reimbursed(c)	0.84%	(b)

Net investment income	4.65%	(b)

Supplemental data
Net assets, end of period (in thousands)	$27,427

Portfolio turnover	14%

Notes to Financial Highlights

(a)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Annualized.
(c)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(d)	For the period from August 1, 2008 (when shares became available) to June 30, 2009.
(e)	Effective September 27, 2010, Class R2 shares were renamed Class R shares.
(f)	For the period from December 1, 2006 (when shares became available) to June 30, 2007.
(g)	For the period from September 27, 2010 (when shares became available) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT  37

Notes to Financial Statements
December 31, 2010 (Unaudited)

Note 1.	Organization

Columbia Dividend Opportunity Fund (formerly known as RiverSource Dividend Opportunity Fund) (the Fund), a series of RiverSource Sector Series, Inc. (the Corporation), is a diversified fund. The Corporation is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company.

Fund Shares
The Corporation has 10 billion authorized shares of capital stock (with a $0.01 par value) that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class W, and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors. Effective September 7, 2010, Class R2 shares were renamed Class R shares.

38  COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT

At August 27, 2010, all Class R3 shares were liquidated and the class was closed to new investors. On this date Columbia Management Investment Advisers, LLC (the Investment Manager) owned 100% of the shares.

Class R4 and Class R5 shares are not subject to sales charges; however, these classes were closed to new investors effective December 31, 2010.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to certain investors, as described in the Fund’s prospectus. Class Z shares became effective September 27, 2010.

Note 2.	Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT  39

Notes to Financial Statements (continued)

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Foreign currency exchange contracts are marked-to-market daily based upon foreign currency exchange rates provided by a pricing service.

The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the

40  COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT

disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments
The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT  41

Notes to Financial Statements (continued)

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivatives outstanding at the end of the period, if any.

Fair values of derivative instruments at December 31, 2010
At December 31, 2010, the Fund had no outstanding derivatives.

Effect of derivative instruments in the Statement of Operations for the six months ended Dec. 31, 2010

Amount of realized gain (loss) on derivatives recognized in income
Forward foreign
currency exchange
Risk exposure category	contracts
Foreign exchange contracts	$30,143

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Forward foreign
currency exchange
Risk exposure category	contracts
Foreign exchange contracts	$—

Volume of Derivative Activity
Forward foreign currency exchange contracts
At December 31, 2010, the Fund had no outstanding forward foreign currency exchange contracts. The average gross notional amount of forward foreign

42  COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT

currency exchange contracts opened, and subsequently closed was $390,000 for the six months ended December 31, 2010.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Investment Manager has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. The Investment Manager is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Corporate actions and dividend income are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Expenses
General expenses of the Corporation are allocated to the Fund and other funds of the Corporation based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to a Fund are charged to the Fund.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT  43

Notes to Financial Statements (continued)

and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Capital Gains Taxes
Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders
Distributions from net investment income are declared and paid each calendar quarter, if any. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3.	Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement (IMSA), the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.610% to 0.375% as the Fund’s net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment (PIA) determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Equity Income Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $627,356 for the six months ended December 31, 2010. The management fee for the six months ended December 31, 2010 was 0.68% of the Fund’s average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

44  COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT

In September 2010, the Board approved an amended IMSA that would increase the management fee rates payable to the investment manager at all or most asset levels, including elimination of the PIA. The IMSA was also approved by the Fund’s shareholders at a meeting held on February 15, 2011. The amended IMSA is expected to be effective in the second quarter of 2011.

Administration Fees
Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The fee for the six months ended December 31, 2010 was 0.06% of the Fund’s average daily net assets. Prior to January 1, 2011, Ameriprise Financial Inc. served as the Fund Administrator. Since January 1, 2011, Columbia Management Investment Advisors, LLC has served as the Fund Administrator.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended December 31, 2010, other expenses paid to this company were $1,068.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund.

Prior to September 7, 2010, the Transfer Agent received annual account-based service fees for Class A, Class B and Class C shares which amount varied by class and annual asset-based service fees based on the Fund’s average daily net

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT  45

Notes to Financial Statements (continued)

assets attributable to Class R, Class R4, Class R5 and Class W shares, which amount varied by class. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective September 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent also pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives reimbursement for certain out-of-pocket expenses and may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (IRA) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

For the six months ended December 31, 2010, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class B	0.17
Class C	0.16
Class R	0.12
Class R4	0.03
Class R5	0.01
Class W	0.09
Class Z	0.10

Class I shares do not pay transfer agent fees.

Plan Administration Fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets

46  COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT

attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services. Prior to September 7, 2010, the Fund also paid an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R shares for such services.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,050,000 and $240,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of October 31, 2010, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $519,231 for Class A, $17,918 for Class B and $1,082 for Class C for the six months ended December 31, 2010.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
For the six months ended December 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A	1.17%
Class B	1.93
Class C	1.92
Class I	0.76
Class R	1.46
Class R4	1.03
Class R5	0.77
Class W	1.07
Class Z	0.84

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT  47

Notes to Financial Statements (continued)

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A	$4,955
Class B	424
Class C	181
Class R	1
Class R4	5
Class R5	4

The management fees waived/reimbursed at the Fund level were $60,773.

Under an agreement which was effective until August 31, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, would not exceed the following percentage of the class’ average daily net assets:

Class A	1.08%
Class B	1.85
Class C	1.84
Class I	0.65
Class R	1.45
Class R4	0.95
Class R5	0.70
Class W	1.10

Effective September 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until August 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class’ average daily net assets:

Class A	1.14%
Class B	1.90
Class C	1.90
Class I	0.75
Class R	1.55
Class R4	1.05
Class R5	0.80
Class W	1.20

*	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange

48  COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT

traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Note 4.	Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $497,460,302 and $188,394,491, respectively, for the six months ended December 31, 2010.

Note 5.	Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At December 31, 2010, securities valued at $329,062,542 were on loan, secured by cash collateral of $337,637,012 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT  49

Notes to Financial Statements (continued)

services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended December 31, 2010 is included in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 6.	Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund), a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7.	Shareholder Concentration

At December 31, 2010, the Investment Manager along with affiliated funds-of-funds owned 100% of Class I shares.

Note 8.	Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on October 14, 2010, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

50  COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT

Prior to October 14, 2010, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings for the six months ended December 31, 2010.

Note 9.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At December 31, 2010, the cost of investments for federal income tax purposes was approximately $1,907,002,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$237,143,000
Unrealized depreciation	(75,032,000)

Net unrealized appreciation	$162,111,000

The following capital loss carryforwards, determined as of June 30, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2011	$343,927,468
2017	36,972,874
2018	165,774,622

Total	$546,674,964

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of June 30, 2010, post-October losses of $27,036,936 attributed to security transactions were deferred to July 1, 2010.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT  51

Notes to Financial Statements (continued)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 10.	Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

An amended investment management services agreement between the Fund and Columbia Management Investment Advisers, LLC was approved at a meeting of the Fund’s shareholders held on February 15, 2011, which will have the effect of changing the effective management fee rate of the Fund, including elimination of the Fund’s performance incentive adjustment.

Note 11.	Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned

52  COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT

Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011 plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT  53

Notes to Financial Statements (continued)

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

54  COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Investment Management Services
Agreement

In September 2010, in connection with various initiatives to integrate the legacy Columbia Funds and legacy RiverSource Funds, for which Columbia Management Investment Advisers, LLC (CMIA) serves as investment manager, the Fund’s Board of Directors (the Board) approved an amended investment management services agreement between the Fund and CMIA (the IMSA), which will have the effect of changing the effective management fee rate of the Fund, including elimination of the Fund’s performance incentive adjustment. The IMSA was also approved by the Fund’s shareholders at a meeting held on February 15, 2011. A discussion regarding the basis for the approval by the Board of the IMSA is set forth under “Proposal 4 — Approve Proposed IMS Agreement — Board Considerations,” in the definitive proxy statement filed with the Securities and Exchange Commission by RiverSource Sector Series, Inc., on behalf of the Fund, on December 28, 2010, and is incorporated by reference herein.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT  55

Results of Meeting of Shareholders

Columbia Dividend Opportunity Fund

Special Meeting of Shareholders held on Feb. 15, 2011
(UNAUDITED)

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposals are set forth below. A vote is based on total dollar interest in the Fund.

1. To elect directors to the Board.*

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01.	Kathleen Blatz	1,686,728,158.313	30,553,721.402	0.00	0.00
02.	Edward J. Boudreau, Jr.	1,686,468,094.235	30,813,785.480	0.00	0.00
03.	Pamela G. Carlton	1,686,605,501.262	30,676,378.453	0.00	0.00
04.	William P. Carmichael	1,686,006,636.308	31,275,243.407	0.00	0.00
05.	Patricia M. Flynn	1,687,084,680.268	30,197,199.447	0.00	0.00
06.	William A. Hawkins	1,686,366,110.207	30,915,769.507	0.00	0.00
07.	R. Glenn Hilliard	1,686,245,801.014	31,036,078.700	0.00	0.00
08.	Stephen R. Lewis, Jr.	1,686,054,552.008	31,227,327.706	0.00	0.00
09.	John F. Maher	1,687,794,205.042	30,699,255.528	0.00	0.00
10.	John J. Nagorniak	1,686,179,104.727	31,102,774.988	0.00	0.00
11.	Catherine James Paglia	1,687,454,538.564	29,827,341.150	0.00	0.00
12.	Leroy C. Richie	1,685,772,236.913	31,509,642.802	0.00	0.00
13.	Anthony M. Santomero	1,686,430,424.478	30,851,455.237	0.00	0.00
14.	Minor M. Shaw	1,685,977,924.517	31,303,955.197	0.00	0.00
15.	Alison Taunton-Rigby	1,686,120,345.816	31,161,533.899	0.00	0.00
16.	William F. Truscott	1,686,571,226.885	30,710,652.830	0.00	0.00

2. To approve a proposed amendment to the Articles of Incorporation.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
1,661,909,445.289	24,297,841.039	31,074,508.357	85.030

3. To approve a proposed Agreement and Plan of Redomiciling.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
1,129,497,498.743	26,443,251.263	33,704,373.980	326,134,678.830

56  COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT

4.	To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
1,129,241,277.933	27,368,280.219	33,035,558.085	326,134,686.580

*	All dollars of RiverSource Sector Series, Inc. are voted together as a single class for election of directors and amendments to the Articles of Incorporation.

COLUMBIA DIVIDEND OPPORTUNITY FUND — 2010 SEMIANNUAL REPORT  57

Columbia Dividend Opportunity Fund
(formerly known as RiverSource Dividend Opportunity Fund)
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6342 AA (3/11)

Semiannual Report

RiverSource
Real Estate Fund

Semiannual Report for the Period Ended
December 31, 2010

RiverSource Real Estate Fund seeks to provide shareholders with total return from both current income and capital appreciation.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	8

Portfolio of Investments	11

Statement of Assets and Liabilities	17

Statement of Operations	18

Statements of Changes in Net Assets	19

Financial Highlights	21

Notes to Financial Statements	27

Proxy Voting	44

Results of Meeting of Shareholders	45

In August 2010, the Board of Directors of RiverSource Real Estate Fund (the “Fund”) approved a proposal to merge the Fund with and into Columbia Real Estate Equity Fund. The merger is expected to be a tax-free reorganization for U.S. federal income tax purposes. More information about Columbia Real Estate Equity Fund and the definitive terms of the merger are included in proxy materials mailed to shareholders who owned shares of the Fund on Dec. 17, 2010. The proposal was approved at a meeting of shareholders held on Feb. 15, 2011, and the merger is expected to take place before the end of the second quarter of 2011. For more information see “Results of Meeting of Shareholders.”

See the Fund’s prospectus for risks associated with investing in the Fund.

2  RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	RiverSource Real Estate Fund (the Fund) Class A shares gained 19.55% (excluding sales charge) for the six months ended Dec. 31, 2010.

>	The Fund underperformed its benchmark, the Dow Jones Select Real Estate Securities Index (Float-Weighted), which rose 21.88% during the same period.

>	The Fund outperformed the Lipper Real Estate Funds Index, representing the Fund’s peer group, which increased 18.94% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended Dec. 31, 2010)

					Since
					inception
	6 months*	1 year	3 years	5 years	3/4/04
RiverSource Real Estate Fund Class A (excluding sales charge)	+19.55%	+25.62%	-0.39%	+2.20%	+7.10%

Dow Jones Select Real Estate Securities Index (Float-Weighted)(1)(unmanaged)	+21.88%	+28.47%	-0.09%	+2.18%	+6.83%

Lipper Real Estate Funds Index(2) (unmanaged)	+18.94%	+23.19%	-1.25%	+1.83%	+6.06%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the

RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The Dow Jones Select Real Estate Securities Index (Float-Weighted), an unmanaged float-weighted index, measures the performance of publicly traded real estate securities, including REITS and real estate operating companies. The index reflects reinvestment of all distributions and changes in market prices.
(2)	The Lipper Real Estate Funds Index includes the 30 largest real estate funds tracked by Lipper Inc. The index’s returns include net reinvested dividends. The Fund’s performance is currently measured against this index for purposes of determining the performance incentive adjustment.

4  RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at Dec. 31, 2010
					Since
Without sales charge	6 months*	1 year	3 years	5 years	Inception
Class A (inception 3/4/04)	+19.55%	+25.62%	-0.39%	+2.20%	+7.10%

Class B (inception 3/4/04)	+19.01%	+24.62%	-1.17%	+1.41%	+6.27%

Class C (inception 3/4/04)	+19.11%	+24.65%	-1.15%	+1.44%	+6.29%

Class I (inception 3/4/04)	+19.78%	+26.23%	+0.06%	+2.68%	+7.56%

Class R4 (inception 3/4/04)	+19.60%	+25.79%	-0.13%	+2.49%	+7.37%

Class W (inception 12/1/06)	+19.43%	+25.66%	-0.40%	N/A	-4.95%

With sales charge
Class A (inception 3/4/04)	+12.68%	+18.39%	-2.34%	+1.00%	+6.18%

Class B (inception 3/4/04)	+14.01%	+19.62%	-2.11%	+1.10%	+6.27%

Class C (inception 3/4/04)	+18.11%	+23.65%	-1.15%	+1.44%	+6.29%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class I, Class R4 and Class W shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.

RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)

MORNINGSTAR STYLE BOXtm

The Morningstar Style Boxtm is based on the fund’s portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2011 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

6  RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT

PORTFOLIO BREAKDOWN(1) (at Dec. 31, 2010)

Diversified Properties	2.3%

Health Care	7.0%

Industrial	5.6%

Industrial/Office Mixed	3.9%

Lodging/Resorts	6.6%

Office	8.4%

Other Properties	4.0%

Residential	19.8%

Retail	27.2%

Self Storage	7.4%

Specialty	7.3%

Other(2)	0.5%

(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at Dec. 31, 2010)

Simon Property Group, Inc.	8.4%

Health Care REIT, Inc.	5.6%

Alexandria Real Estate Equities, Inc.	5.0%

Entertainment Properties Trust	4.5%

ProLogis	4.4%

National Retail Properties, Inc.	4.1%

Equity Lifestyle Properties, Inc.	4.0%

Duke Realty Corp.	3.9%

AvalonBay Communities, Inc.	3.5%

Mid-America Apartment Communities, Inc.	3.4%

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT  7

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until Dec. 31, 2010.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8  RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	July 1, 2010	Dec. 31, 2010	the period(a)		expense ratio
Class A

Actual(b)	$1,000	$1,195.50	$8.47	(c)	1.53%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,017.49	$7.78	(c)	1.53%(c	)

Class B

Actual(b)	$1,000	$1,190.10	$12.64	(c)	2.29%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,013.66	$11.62	(c)	2.29%(c	)

Class C

Actual(b)	$1,000	$1,191.10	$12.65	(c)	2.29%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,013.66	$11.62	(c)	2.29%(c	)

Class I

Actual(b)	$1,000	$1,197.80	$5.98	(c)	1.08%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,019.76	$5.50	(c)	1.08%(c	)

Class R4

Actual(b)	$1,000	$1,196.00	$7.69	(c)	1.39%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,018.20	$7.07	(c)	1.39%(c	)

RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT  9

Fund Expenses Example (continued)

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	July 1, 2010	Dec. 31, 2010	the period(a)		expense ratio
Class W

Actual(b)	$1,000	$1,194.30	$8.46	(c)	1.53%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,017.49	$7.78	(c)	1.53%(c	)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended Dec. 31, 2010: +19.55% for Class A, +19.01% for Class B, +19.11% for Class C, +19.78% for Class I, +19.60% for Class R4 and +19.43% for Class W.
(c)	Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2011, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.48% for Class A, 2.25% for Class B, 2.24% for Class C, 1.03% for Class I, 1.33% for Class R4 and 1.48% for Class W. Any amounts waived will not be reimbursed by the Fund. This change was effective Sept. 1, 2010. Had this change been in place for the entire six month period ended Dec. 31, 2010, the actual expenses paid would have been $8.69 for Class A, $12.92 for Class B, $12.81 for Class C, $6.20 for Class I, $7.86 for Class R4 and $8.68 for Class W; the hypothetical expenses paid would have been $7.98 for Class A, $11.88 for Class B, $11.77 for Class C, $5.70 for Class I, $7.22 for Class R4 and $7.98 for Class W.

10  RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT

Portfolio of Investments

Dec. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (98.6%)
Issuer	Shares		Value(a)

Hotels, Restaurants & Leisure (2.5%)
Starwood Hotels & Resorts Worldwide, Inc.	51,755		$3,145,669
Vail Resorts, Inc.	45,055	(b,d)	2,344,662

Total	5,490,331

Real Estate Investment Trusts (REITs) (95.1%)
Alexandria Real Estate Equities, Inc.	145,244	(d)	10,640,575
AMB Property Corp.	87,394	(d)	2,771,265
American Campus Communities, Inc.	173,851	(d)	5,521,508
Apartment Investment & Management Co., Class A	243,522		6,292,608
AvalonBay Communities, Inc.	65,935		7,420,984
Boardwalk Real Estate Investment Trust	47,947	(c)	1,982,969
Boston Properties, Inc.	38,665		3,329,057
CBL & Associates Properties, Inc.	211,122	(d)	3,694,635
Cousins Properties, Inc.	580,536	(d)	4,841,670
Developers Diversified Realty Corp.	349,718	(d)	4,927,527
DiamondRock Hospitality Co.	502,369	(b,d)	6,028,428
Digital Realty Trust, Inc.	118,754	(d)	6,120,581
Douglas Emmett, Inc.	253,214	(d)	4,203,352
Duke Realty Corp.	671,267	(d)	8,363,987
Entertainment Properties Trust	206,592	(d)	9,554,880
Equity Lifestyle Properties, Inc.	154,956	(d)	8,666,689
Equity Residential	106,361		5,525,454
Extra Space Storage, Inc.	300,706	(d)	5,232,284
Federal Realty Investment Trust	61,808	(d)	4,816,697
General Growth Properties, Inc.	387,704		6,001,658
Getty Realty Corp.	160,766	(d)	5,028,760
Health Care REIT, Inc.	251,538	(d)	11,983,271
Host Hotels & Resorts, Inc.	214,368		3,830,756
LaSalle Hotel Properties	163,837	(d)	4,325,297
Mid-America Apartment Communities, Inc.	114,060	(d)	7,241,669
National Retail Properties, Inc.	335,091	(d)	8,879,912
Nationwide Health Properties, Inc.	83,424	(d)	3,034,965
ProLogis	645,866		9,326,305
Public Storage	69,526		7,051,327
Ramco-Gershenson Properties Trust	237,321	(d)	2,954,646
Simon Property Group, Inc.	181,257		18,033,260
U-Store-It Trust	380,361	(d)	3,624,840
Weingarten Realty Investors	175,684	(d)	4,174,252

Total	205,426,068

Real Estate Management & Development (1.0%)
Jones Lang LaSalle, Inc.	24,701		2,072,908

Total Common Stocks
(Cost: $186,669,566) $212,989,307

Preferred Stocks (0.5%)
Issuer	Shares		Value(a)

Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc. 7.000% Convertible	42,576	(d)	$1,053,756

Total Preferred Stocks
(Cost: $1,065,677) $1,053,756

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Money Market Fund (0.5%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.229%	1,161,129	(f)	$1,161,129

Total Money Market Fund
(Cost: $1,161,129) $1,161,129

Investments of Cash Collateral Received
for Securities on Loan (25.6%)
		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)

Certificates of Deposit (3.2%)
Credit Industrial et Commercial
02-22-11	0.395%	$1,000,000	$1,000,000
Erste Bank der Oesterreichischen Sparkassen AG
01-18-11	0.430	2,000,000	2,000,000
KBC Bank NV
01-20-11	0.450	2,000,000	2,000,000
United Overseas Bank Ltd.
02-22-11	0.340	2,000,000	2,000,000

Total		7,000,000

Commercial Paper (0.9%)
Grampian Funding LLC
01-31-11	0.300	1,999,483	1,999,483

Repurchase Agreements (21.5%)(e)
Cantor Fitzgerald & Co. dated 12-31-10, matures 01-03-11, repurchase price
$25,000,833	0.400	25,000,000	25,000,000
Goldman Sachs & Co. dated 12-31-10, matures 01-03-11, repurchase price
$4,323,813	0.170	4,323,753	4,323,753
Merrill Lynch Pierce Fenner & Smith, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$10,000,208	0.250	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$5,000,208	0.500	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 12-31-10, matures 01-03-11, repurchase price
$2,000,058	0.350	2,000,000	2,000,000

Total 46,323,753

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $55,323,236)		$55,323,236

Total Investments in Securities
(Cost: $244,219,608)(g)		$270,527,428

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Dec. 31, 2010, the value of foreign securities, excluding short-term securities, represented 0.92% of net assets.

(d)	At Dec. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

12  RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.400%)
Security description	Value(a)
Fannie Mae Interest Strip	$800,776
Fannie Mae Pool	2,186,969
Fannie Mae Principal Strip	26,154
Fannie Mae REMICS	1,465,991
Federal Farm Credit Bank	1,363,424
Federal Home Loan Banks	2,442,686
Federal Home Loan Mortgage Corp	183,265
Federal National Mortgage Association	2,117,980
FHLMC Structured Pass Through Securities	866,994
Freddie Mac Non Gold Pool	2,099,296
Freddie Mac Reference REMIC	14,129
Freddie Mac REMICS	1,288,482
Freddie Mac Strips	379,961
Ginnie Mae I Pool	245,589
Ginnie Mae II Pool	1,361,353
Government National Mortgage Association	547,725
United States Treasury Inflation Indexed Bonds	75,286
United States Treasury Note/Bond	5,982,624
United States Treasury Strip Coupon	1,788,180
United States Treasury Strip Principal	263,136

Total market value of collateral securities	$25,500,000

Goldman Sachs & Co. (0.170%)
Security description	Value(a)
Government National Mortgage Association	$4,410,227

Total market value of collateral securities	$4,410,227

Merrill Lynch Pierce Fenner & Smith, Inc. (0.250%)
Security description	Value(a)
Federal Home Loan Banks	$925,654
Federal Home Loan Mortgage Corp	538,943
Federal National Mortgage Association	599,838
Government National Mortgage Association	8,135,595

Total market value of collateral securities	$10,200,030

RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Mizuho Securities USA, Inc. (0.500%)
Security description	Value(a)
Fannie Mae Grantor Trust	$2,469
Fannie Mae Pool	2,074,775
Fannie Mae REMICS	214,119
Fannie Mae Whole Loan	5,817
Federal Farm Credit Bank	3,332
Federal Home Loan Banks	86,452
Federal Home Loan Mortgage Corp	13,315
FHLMC Structured Pass Through Securities	12,611
Freddie Mac Gold Pool	1,087,172
Freddie Mac Non Gold Pool	128,998
Freddie Mac REMICS	239,699
Ginnie Mae II Pool	175,519
Government National Mortgage Association	325,572
United States Treasury Note/Bond	730,150

Total market value of collateral securities	$5,100,000

Natixis Financial Products, Inc. (0.350%)
Security description	Value(a)
Fannie Mae Interest Strip	$91,780
Fannie Mae Pool	36,232
Fannie Mae REMICS	703,477
Freddie Mac Gold Pool	7,379
Freddie Mac Non Gold Pool	9,492
Freddie Mac REMICS	819,996
Freddie Mac Strips	68,307
Government National Mortgage Association	8,467
United States Treasury Note/Bond	294,929

Total market value of collateral securities	$2,040,059

(f)	Affiliated Money Market Fund — See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(g)	At Dec. 31, 2010, the cost of securities for federal income tax purposes was approximately $244,219,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$27,679,000
Unrealized depreciation	(1,371,000)

Net unrealized appreciation	$26,308,000

14  RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

Fair Value Measurements (continued)

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks	$212,989,307	$—	$—	$212,989,307
Preferred Stocks	—	1,053,756	—	1,053,756

Total Equity Securities	212,989,307	1,053,756	—	214,043,063

Other
Affiliated Money Market Fund(c)	1,161,129	—	—	1,161,129
Investments of Cash Collateral Received for Securities on Loan	—	55,323,236	—	55,323,236

Total Other	1,161,129	55,323,236	—	56,484,365

Total	$214,150,436	$56,376,992	$—	$270,527,428

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

16  RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT

Statement of Assets and Liabilities
Dec. 31, 2010 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers* (identified cost $187,735,243)	$214,043,063
Affiliated money market fund (identified cost $1,161,129)	1,161,129
Investments of cash collateral received for securities on loan
Short-term securities (identified cost $8,999,483)	8,999,483
Repurchase agreements (identified cost $46,323,753)	46,323,753

Total investments in securities (identified cost $244,219,608)	270,527,428
Cash	1,226
Capital shares receivable	69,719
Dividends and accrued interest receivable	883,568
Receivable for investment securities sold	544,440

Total assets	272,026,381

Liabilities
Capital shares payable	47,448
Payable for investment securities purchased	555,329
Payable upon return of securities loaned	55,323,236
Accrued investment management services fees	4,993
Accrued distribution fees	637
Accrued administrative services fees	357
Accrued plan administration services fees	19
Other accrued expenses	59,230

Total liabilities	55,991,249

Net assets applicable to outstanding capital stock	$216,035,132

Represented by
Capital stock — $.01 par value	$197,049
Additional paid-in capital	228,358,049
Undistributed net investment income	427,342
Accumulated net realized gain (loss)	(39,255,147)
Unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	26,307,839

Total — representing net assets applicable to outstanding capital stock	$216,035,132

*Value of securities on loan	$53,736,578

Net asset value per share
	Net assets	Shares outstanding	Net asset value per share
Class A	$61,032,671	5,573,718	$10.95	(1)
Class B	$6,065,144	558,380	$10.86
Class C	$1,853,483	171,014	$10.84
Class I	$147,036,647	13,397,469	$10.97
Class R4	$44,191	4,053	$10.90
Class W	$2,996	275	$10.89

(1)	The maximum offering price per share for Class A is $11.62. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT  17

Statement of Operations
Six months ended Dec. 31, 2010 (Unaudited)

Investment income
Income:
Dividends	3,637,052
Interest	4
Income distributions from affiliated money market fund	2,463
Income from securities lending — net	36,812
Foreign taxes withheld	(10,357)

Total income	3,665,974

Expenses:
Investment management services fees	979,637
Distribution fees
Class A	73,826
Class B	30,798
Class C	8,614
Class W	4
Transfer agency fees
Class A	95,538
Class B	10,328
Class C	2,791
Class R4	48
Class W	4
Administrative services fees	63,502
Plan administration services fees — Class R4	56
Compensation of board members	2,575
Custodian fees	5,955
Printing and postage	40,375
Registration fees	70,039
Professional fees	17,747
Other	2,479

Total expenses	1,404,316
Expenses waived/reimbursed by the Investment Manager and its affiliates	(77,422)

Total net expenses	1,326,894

Investment income (loss) — net	2,339,080

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Security transactions	10,717,585
Foreign currency transactions	520

Net realized gain (loss) on investments	10,718,105
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	23,966,329

Net gain (loss) on investments and foreign currencies	34,684,434

Net increase (decrease) in net assets resulting from operations	$37,023,514

The accompanying Notes to Financial Statements are an integral part of this statement.

18  RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT

Statements of Changes in Net Assets

	Six months ended	Year ended
	Dec. 31, 2010	June 30, 2010
	(Unaudited)
Operations and distributions
Investment income (loss) — net	$2,339,080	$4,295,587
Net realized gain (loss) on investments	10,718,105	5,777,789
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	23,966,329	55,381,309

Net increase (decrease) in net assets resulting from operations	37,023,514	65,454,685

Distributions to shareholders from:
Net investment income
Class A	(452,907)	(897,668)
Class B	(22,068)	(80,153)
Class C	(7,487)	(14,942)
Class I	(1,424,062)	(2,312,207)
Class R4	(360)	(1,112)
Class W	(22)	(42)
Tax return of capital
Class A	—	(471,376)
Class B	—	(42,089)
Class C	—	(7,847)
Class I	—	(1,214,169)
Class R4	—	(584)
Class W	—	(22)

Total distributions	(1,906,906)	(5,042,211)

RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT  19

Statements of Changes in Net Assets (continued)

	Six months ended	Year ended
	Dec. 31, 2010	June 30, 2010
	(Unaudited)
Capital share transactions
Proceeds from sales
Class A shares	$4,867,745	$7,895,266
Class B shares	434,638	815,645
Class C shares	362,906	511,192
Class I shares	2,987,600	39,617,126
Reinvestment of distributions at net asset value
Class A shares	422,125	1,304,712
Class B shares	21,311	118,214
Class C shares	7,269	21,954
Class I shares	1,424,007	3,526,233
Class R4 shares	314	1,568
Conversions from Class B to Class A
Class A shares	1,308,859	962,686
Class B shares	(1,308,859)	(962,686)
Payments for redemptions
Class A shares	(7,942,096)	(15,577,602)
Class B shares	(718,649)	(1,810,882)
Class C shares	(188,626)	(279,723)
Class I shares	(12,541,769)	(39,549,627)
Class R4 shares	(24,335)	(20,282)

Increase (decrease) in net assets from capital share transactions	(10,887,560)	(3,426,206)

Total increase (decrease) in net assets	24,229,048	56,986,268
Net assets at beginning of period	191,806,084	134,819,816

Net assets at end of period	$216,035,132	$191,806,084

Undistributed (excess of distributions over) net investment income	$427,342	$(4,832)

The accompanying Notes to Financial Statements are an integral part of this statement.

20  RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months
Class A	ended Dec. 31,		Year ended June 30,
Per share data	2010		2010	2009	2008	2007	2006
	(Unaudited)
Net asset value, beginning of period	$9.23		$6.24	$11.42	$15.83	$15.30	$13.44

Income from investment operations:
Net investment income (loss)	.10		.19	.28	.33	.21	.30
Net gains (losses) (both realized and unrealized)	1.70		3.03	(5.19)	(2.55)	1.37	2.76

Total from investment operations	1.80		3.22	(4.91)	(2.22)	1.58	3.06

Less distributions:
Dividends from net investment income	(.08)		(.15)	(.20)	(.20)	(.19)	(.14)
Distributions from realized gains	—		—	(.05)	(1.99)	(.86)	(1.06)
Tax return of capital	—		(.08)	(.02)	—	—	—

Total distributions	(.08)		(.23)	(.27)	(2.19)	(1.05)	(1.20)

Net asset value, end of period	$10.95		$9.23	$6.24	$11.42	$15.83	$15.30

Total return	19.55%		51.79%	(43.23% )	(14.32% )	9.97%	24.02%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	1.69%	(b)	1.70%	1.70%	1.45%	1.51%	1.55%

Net expenses after expense waiver/reimbursement(c)	1.53%	(b)	1.41%	1.43%	1.40%	1.51%	1.53%

Net investment income (loss)	1.95%	(b)	2.25%	3.51%	2.41%	1.41%	2.37%

Supplemental data
Net assets, end of period (in millions)	$61		$53	$40	$86	$147	$107

Portfolio turnover rate	57%		93%	51%	52%	38%	47%

See accompanying Notes to Financial Highlights.

RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT  21

Financial Highlights (continued)

	Six months
Class B	ended Dec. 31,		Year ended June 30,
Per share data	2010		2010	2009	2008	2007	2006
	(Unaudited)
Net asset value, beginning of period	$9.16		$6.20	$11.34	$15.72	$15.20	$13.37

Income from investment operations:
Net investment income (loss)	.06		.12	.21	.22	.05	.18
Net gains (losses) (both realized and unrealized)	1.68		3.00	(5.14)	(2.52)	1.39	2.75

Total from investment operations	1.74		3.12	(4.93)	(2.30)	1.44	2.93

Less distributions:
Dividends from net investment income	(.04)		(.10)	(.14)	(.09)	(.06)	(.04)
Distributions from realized gains	—		—	(.05)	(1.99)	(.86)	(1.06)
Tax return of capital	—		(.06)	(.02)	—	—	—

Total distributions	(.04)		(.16)	(.21)	(2.08)	(.92)	(1.10)

Net asset value, end of period	$10.86		$9.16	$6.20	$11.34	$15.72	$15.20

Total return	19.01%		50.51%	(43.65% )	(14.92% )	9.13%	23.06%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	2.45%	(b)	2.48%	2.48%	2.21%	2.27%	2.32%

Net expenses after expense waiver/reimbursement(c)	2.29%	(b)	2.19%	2.19%	2.16%	2.27%	2.30%

Net investment income (loss)	1.07%	(b)	1.44%	2.75%	1.62%	.64%	1.59%

Supplemental data
Net assets, end of period (in millions)	$6		$7	$6	$14	$29	$27

Portfolio turnover rate	57%		93%	51%	52%	38%	47%

See accompanying Notes to Financial Highlights.

22  RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT

	Six months
Class C	ended Dec. 31,		Year ended June 30,
Per share data	2010		2010	2009	2008	2007	2006
	(Unaudited)
Net asset value, beginning of period	$9.14		$6.19	$11.33	$15.72	$15.20	$13.37

Income from investment operations:
Net investment income (loss)	.06		.13	.22	.23	.05	.18
Net gains (losses) (both realized and unrealized)	1.68		2.99	(5.15)	(2.54)	1.40	2.75

Total from investment operations	1.74		3.12	(4.93)	(2.31)	1.45	2.93

Less distributions:
Dividends from net investment income	(.04)		(.11)	(.14)	(.09)	(.07)	(.04)
Distributions from realized gains	—		—	(.05)	(1.99)	(.86)	(1.06)
Tax return of capital	—		(.06)	(.02)	—	—	—

Total distributions	(.04)		(.17)	(.21)	(2.08)	(.93)	(1.10)

Net asset value, end of period	$10.84		$9.14	$6.19	$11.33	$15.72	$15.20

Total return	19.11%		50.57%	(43.65% )	(14.96% )	9.18%	23.07%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	2.44%	(b)	2.46%	2.47%	2.21%	2.26%	2.32%

Net expenses after expense waiver/reimbursement(c)	2.29%	(b)	2.17%	2.19%	2.16%	2.26%	2.29%

Net investment income (loss)	1.25%	(b)	1.50%	2.89%	1.66%	.66%	1.61%

Supplemental data
Net assets, end of period (in millions)	$2		$1	$1	$1	$2	$2

Portfolio turnover rate	57%		93%	51%	52%	38%	47%

See accompanying Notes to Financial Highlights.

RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT  23

Financial Highlights (continued)

	Six months
Class I	ended Dec. 31,		Year ended June 30,
Per share data	2010		2010	2009	2008	2007	2006
	(Unaudited)
Net asset value, beginning of period	$9.25		$6.26	$11.45	$15.87	$15.33	$13.46

Income from investment operations:
Net investment income (loss)	.12		.23	.32	.40	.32	.36
Net gains (losses) (both realized and unrealized)	1.70		3.03	(5.21)	(2.56)	1.35	2.76

Total from investment operations	1.82		3.26	(4.89)	(2.16)	1.67	3.12

Less distributions:
Dividends from net investment income	(.10)		(.18)	(.23)	(.27)	(.27)	(.19)
Distributions from realized gains	—		—	(.05)	(1.99)	(.86)	(1.06)
Tax return of capital	—		(.09)	(.02)	—	—	—

Total distributions	(.10)		(.27)	(.30)	(2.26)	(1.13)	(1.25)

Net asset value, end of period	$10.97		$9.25	$6.26	$11.45	$15.87	$15.33

Total return	19.78%		52.26%	(42.92% )	(13.90% )	10.52%	24.55%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	1.12%	(b)	1.02%	.97%	.91%	1.04%	1.09%

Net expenses after expense waiver/reimbursement(c)	1.08%	(b)	.96%	.97%	.91%	1.04%	1.09%

Net investment income (loss)	2.38%	(b)	2.68%	4.27%	2.89%	1.87%	2.85%

Supplemental data
Net assets, end of period (in millions)	$147		$131	$88	$113	$95	$57

Portfolio turnover rate	57%		93%	51%	52%	38%	47%

See accompanying Notes to Financial Highlights.

24  RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT

	Six months
Class R4	ended Dec. 31,		Year ended June 30,
Per share data	2010		2010	2009	2008	2007	2006
	(Unaudited)
Net asset value, beginning of period	$9.19		$6.22	$11.38	$15.79	$15.26	$13.41

Income from investment operations:
Net investment income (loss)	.10		.20	.30	.40	.24	.32
Net gains (losses) (both realized and unrealized)	1.70		3.01	(5.17)	(2.53)	1.37	2.75

Total from investment operations	1.80		3.21	(4.87)	(2.13)	1.61	3.07

Less distributions:
Dividends from net investment income	(.09)		(.16)	(.22)	(.29)	(.22)	(.16)
Distributions from realized gains	—		—	(.05)	(1.99)	(.86)	(1.06)
Tax return of capital	—		(.08)	(.02)	—	—	—

Total distributions	(.09)		(.24)	(.29)	(2.28)	(1.08)	(1.22)

Net asset value, end of period	$10.90		$9.19	$6.22	$11.38	$15.79	$15.26

Total return	19.60%		51.84%	(43.02% )	(13.74% )	10.17%	24.22%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	1.58%	(b)	1.32%	1.27%	1.21%	1.34%	1.36%

Net expenses after expense waiver/reimbursement(c)	1.39%	(b)	1.26%	1.09%	.96%	1.34%	1.35%

Net investment income (loss)	1.98%	(b)	2.40%	3.90%	2.86%	1.58%	2.53%

Supplemental data
Net assets, end of period (in millions)	$—		$—	$—	$—	$—	$—

Portfolio turnover rate	57%		93%	51%	52%	38%	47%

See accompanying Notes to Financial Highlights.

RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT  25

Financial Highlights (continued)

	Six months
Class W	ended Dec. 31,		Year ended June 30,
Per share data	2010		2010	2009	2008	2007(d)
	(Unaudited)
Net asset value, beginning of period	$9.19		$6.22	$11.37	$15.78	$18.17

Income from investment operations:
Net investment income (loss)	.10		.19	.27	.34	.24
Net gains (losses) (both realized and unrealized)	1.68		3.01	(5.15)	(2.55)	(1.62)

Total from investment operations	1.78		3.20	(4.88)	(2.21)	(1.38)

Less distributions:
Dividends from net investment income	(.08)		(.15)	(.20)	(.21)	(.15)
Distributions from realized gains	—		—	(.05)	(1.99)	(.86)
Tax return of capital	—		(.08)	(.02)	—	—

Total distributions	(.08)		(.23)	(.27)	(2.20)	(1.01)

Net asset value, end of period	$10.89		$9.19	$6.22	$11.37	$15.78

Total return	19.43%		51.66%	(43.14% )	(14.30% )	(7.90% )

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	1.68%	(b)	1.53%	1.45%	1.35%	1.48% (b)

Net expenses after expense waiver/reimbursement(c)	1.53%	(b)	1.41%	1.43%	1.35%	1.48% (b)

Net investment income (loss)	1.94%	(b)	2.24%	3.58%	2.48%	1.19% (b)

Supplemental data
Net assets, end of period (in millions)	$—		$—	$—	$—	$—

Portfolio turnover rate	57%		93%	51%	52%	38%

Notes to Financial Highlights

(a)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	Annualized.
(c)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(d)	For the period from Dec. 1, 2006 (when shares became available) to June 30, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.

26  RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT

Notes to Financial Statements
(Unaudited as of Dec. 31, 2010)

1.	ORGANIZATION

RiverSource Real Estate Fund (the Fund) is a series of RiverSource Sector Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board).

The Fund offers Class A, Class B, Class C, Class I, Class R4 and Class W shares.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges, however, the class was closed to new investors effective Dec. 31, 2010.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

At Dec. 31, 2010, Columbia Management Investment Advisers, LLC (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class W shares. At Dec. 31, 2010, the Investment Manager and affiliated funds-of-funds owned approximately 68% of the total outstanding Fund shares.

RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT  27

Notes to Financial Statements (continued)

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. This policy takes into

28  RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT

account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

Foreign currency exchange contracts are marked-to-market daily based upon foreign currency exchange rates provided by a pricing service.

Foreign currency translations
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

Repurchase agreements
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Guarantees and indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service

RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT  29

Notes to Financial Statements (continued)

providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes
The Fund’s policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

Foreign capital gains taxes
Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Dividends to shareholders
Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

The Fund receives distributions from holdings in real estate investment trusts (REITs) which report information on the character components of their distributions annually. REIT distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs which could result in a proportionate increase in return of capital to shareholders.

30  RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT

3. DERIVATIVE INSTRUMENTS

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities.

The market values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the

RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT  31

Notes to Financial Statements (continued)

possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of derivative transactions on the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair values of derivative instruments at Dec. 31, 2010
At Dec. 31, 2010, the Fund had no outstanding derivatives.

Effect of derivative instruments in the Statement of Operations for the six months ended Dec. 31, 2010

Amount of realized gain (loss) on derivatives recognized in income
Forward foreign currency
Risk exposure category	exchange contracts
Foreign exchange contracts	$(936)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Forward foreign currency
Risk exposure category	exchange contracts
Foreign exchange contracts	$—

Volume of derivative activity
Forward foreign currency exchange contracts
At Dec. 31, 2010, the Fund had no outstanding forward foreign currency exchange contracts. The average gross notional amount of forward foreign currency exchange contracts opened, and subsequently closed, was $26,164 for the six months ended Dec. 31, 2010.

4. EXPENSES AND SALES CHARGES

Investment management services fees
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net

32  RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT

assets that declines from 0.84% to 0.72% as the Fund’s net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Real Estate Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $90,606 for the six months ended Dec. 31, 2010. The management fee for the six months ended Dec. 31, 2010 was 0.93% of the Fund’s average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

Administrative services fees
Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The fee for the six months ended Dec. 31, 2010 was 0.06% of the Fund’s average daily net assets. Prior to Jan. 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator. Since Jan. 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund Administrator.

Other fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Dec. 31, 2010, other expenses paid to this company were $167.

Compensation of board members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT  33

Notes to Financial Statements (continued)

Transfer agency fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund.

Prior to Sept. 7, 2010, the Transfer Agent received annual account-based service fees from Class A, Class B and Class C shares that varied by class and annual asset-based service fees based on the Fund’s average daily net assets attributable to Class R4 and Class W shares, which amount varied by class. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective Sept. 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives reimbursement for certain out-of-pocket expenses and may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

For the six months ended Dec. 31, 2010, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.32%
Class B	0.34
Class C	0.32
Class R4	0.22
Class W	0.27

Class I shares do not pay transfer agent fees.

34  RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT

Plan administration services fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund paid a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $375,000 and $15,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2010, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $31,213 for Class A, $3,443 for Class B and $104 for Class C for the six months ended Dec. 31, 2010.

Expenses waived/reimbursed by the Investment Manager and its affiliates
For the six months ended Dec. 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A	1.53%
Class B	2.29
Class C	2.29
Class I	1.08
Class R4	1.39
Class W	1.53

RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT  35

Notes to Financial Statements (continued)

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A	$36,478
Class B	3,855
Class C	1,054
Class R4	37
Class W	1

The management fees waived/reimbursed at the Fund level were $35,997.

Under an agreement which was effective until Aug. 31, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, would not exceed the following percentage of the class’ average daily net assets:

Class A	1.38%
Class B	2.17
Class C	2.14
Class I	0.93
Class R4	1.23
Class W	1.38

Effective Sept. 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until Aug. 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class’ average daily net assets:

Class A	1.48%
Class B	2.25
Class C	2.24
Class I	1.03
Class R4	1.33
Class W	1.48

*	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

36  RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $117,542,439 and $128,102,940, respectively, for the six months ended Dec. 31, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

	Six months ended	Year ended
	Dec. 31, 2010	June 30, 2010
Class A
Sold	467,345	902,167
Converted from Class B*	129,079	139,279
Reinvested distributions	40,481	147,693
Redeemed	(764,645)	(1,830,739)

Net increase (decrease)	(127,740)	(641,600)

Class B
Sold	42,731	93,948
Reinvested distributions	2,060	13,613
Converted to Class A*	(130,235)	(140,302)
Redeemed	(69,448)	(216,231)

Net increase (decrease)	(154,892)	(248,972)

Class C
Sold	35,723	56,454
Reinvested distributions	704	2,503
Redeemed	(18,140)	(33,336)

Net increase (decrease)	18,287	25,621

Class I
Sold	285,800	4,365,015
Reinvested distributions	136,305	394,654
Redeemed	(1,197,845)	(4,718,553)

Net increase (decrease)	(775,740)	41,116

Class R4
Reinvested distributions	30	178
Redeemed	(2,564)	(2,967)

Net increase (decrease)	(2,534)	(2,789)

* Automatic conversion of Class B shares to Class A shares based on the original purchase date.

RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT  37

Notes to Financial Statements (continued)

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Dec. 31, 2010, securities valued at $53,736,578 were on loan, secured by cash collateral of $55,323,236 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $36,812 earned from securities lending for the six months ended Dec. 31, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund), a money market fund established for the exclusive use of certain funds managed by the Investment

38  RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT

Manager and other institutional clients of the Investment Manager. The cost of the Fund’s purchases and proceeds from sales of shares of Columbia Short-Term Cash Fund aggregated $28,813,873 and $28,998,381, respectively, for the six months ended Dec. 31, 2010. The income distributions received with respect to the Fund’s investment in Columbia Short-Term Cash Fund can be found in the Statement of Operations and the Fund’s invested balance in Columbia Short-Term Cash Fund at Dec. 31, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 14, 2010, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to Oct. 14, 2010, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended Dec. 31, 2010.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency

RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT  39

Notes to Financial Statements (continued)

transactions, re-characterization of REIT distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $45,007,629 at June 30, 2010, that if not offset by capital gains will expire as follows:

2017	2018

$1,114,883	$43,892,746

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11. RISKS RELATING TO CERTAIN INVESTMENTS

Non-diversification risk
The Fund is non-diversified. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Real estate industry risk
The Fund is susceptible to the risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of the properties underlying the Fund’s portfolio holdings, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

40  RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT

12. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements, other than as noted below.

In August 2010, the Board of Directors of RiverSource Real Estate Fund approved a proposal to merge the Fund into Columbia Real Estate Equity Fund. The merger is expected to be a tax-free reorganization for U.S. federal income tax purposes. The proposal was approved at a special meeting of shareholders held on Feb. 15, 2011, and the merger is expected to take place before the end of the second quarter of 2011.

13.	INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court

RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT  41

Notes to Financial Statements (continued)

vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

42  RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT  43

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

44  RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT

Results of Meeting of Shareholders

RiverSource Real Estate Fund

Special Meeting of Shareholders held on Feb. 15, 2011
(Unaudited)

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposals are set forth below. A vote is based on total dollar interest in the Fund.

1.	To approve an Agreement and Plan of Reorganization between RiverSource Real Estate Fund and Columbia Real Estate Equity Fund.

Dollars Voted	Dollars Voted		Brokers
“For”	“Against”	Abstentions	Non-Votes
189,270,267.356	633,809.044	683,495.233	12,126,086.120

2. To elect directors to the Board.*

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01.	Kathleen Blatz	1,686,728,158.313	30,553,721.402	0.00	0.00
02.	Edward J. Boudreau, Jr.	1,686,468,094.235	30,813,785.480	0.00	0.00
03.	Pamela G. Carlton	1,686,605,501.262	30,676,378.453	0.00	0.00
04.	William P. Carmichael	1,686,006,636.308	31,275,243.407	0.00	0.00
05.	Patricia M. Flynn	1,687,084,680.268	30,197,199.447	0.00	0.00
06.	William A. Hawkins	1,686,366,110.207	30,915,769.507	0.00	0.00
07.	R. Glenn Hilliard	1,686,245,801.014	31,036,078.700	0.00	0.00
08.	Stephen R. Lewis, Jr.	1,686,054,552.008	31,227,327.706	0.00	0.00
09.	John F. Maher	1,687,794,205.042	30,699,255.528	0.00	0.00
10.	John J. Nagorniak	1,686,179,104.727	31,102,774.988	0.00	0.00
11.	Catherine James Paglia	1,687,454,538.564	29,827,341.150	0.00	0.00
12.	Leroy C. Richie	1,685,772,236.913	31,509,642.802	0.00	0.00
13.	Anthony M. Santomero	1,686,430,424.478	30,851,455.237	0.00	0.00
14.	Minor M. Shaw	1,685,977,924.517	31,303,955.197	0.00	0.00
15.	Alison Taunton-Rigby	1,686,120,345.816	31,161,533.899	0.00	0.00
16.	William F. Truscott	1,686,571,226.885	30,710,652.830	0.00	0.00

3.	To approve the proposed amendment to the Articles of Incorporation of RiverSource Sector Series, Inc. to increase the maximum number of board members.*

Dollars Voted	Dollars Voted		Brokers
“For”	“Against”	Abstentions	Non-Votes
1,661,909,445.289	24,297,841.039	31,074,508.357	85.030

*	All dollars of RiverSource Sector Series, Inc. are voted together as a single class for election of directors and amendments to the Articles of Incorporation.

RIVERSOURCE REAL ESTATE FUND — 2010 SEMIANNUAL REPORT  45

RiverSource Real Estate Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6292 H (3/11)

Item 2. Code of Ethics. Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants. Not applicable.
Item 6. Investments.
(a)	The registrant’s “Schedule 1 — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource Sector Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer
Date February 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer
Date February 23, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Treasurer and Principal Financial Officer
Date February 23, 2011